Warrants and Options	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Warrants and Options	As of December 31, 2016, December 31, 2015 and November 30, 2015, there were no warrants or options outstanding to acquire any additional shares of common stock.